                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File Number 811-3558

                            UMB Scout Bond Fund, Inc.

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816) 860-7512

                        Date of fiscal year end: June 30

                    Date of reporting period: March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS

UMB SCOUT BOND FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                    VALUE
------                                                                    -----
 CORPORATE BONDS - 21.9%
           Alabama Power Co.
$  500,000  5.49%, 11/01/05                                          $    505,708
           Anheuser-Busch Companies, Inc.
   375,000  5.75%, 04/01/10                                               391,563
           Applied Materials, Inc.
   500,000  6.75%, 10/15/07                                               527,141
           Berkshire Hathaway, Inc.
 1,000,000  4.20%, 12/15/10                                               972,354
           Caterpillar Financial Services Corp.
 1,900,000  2.59%, 07/15/06                                             1,868,031
           Computer Sciences Corp.
 1,000,000  3.50%, 04/15/08                                               974,574
           M&I Bank
 1,227,273  2.90%, 08/18/09                                             1,184,500
           Merrill Lynch & Co.
   750,000  6.00%, 02/17/09                                               785,188
           Morgan Stanley
 1,500,000  3.875%, 01/15/09                                            1,459,848
           Northern Trust Corp.
 1,000,000  2.875%, 12/15/06                                              984,429
   465,000  7.10%, 08/01/09                                               507,295
           SBC Communications, Inc.
 1,000,000  6.25%, 03/15/11                                             1,062,454
           SYSCO Corp.
 1,500,000  7.00%, 05/01/06                                             1,544,536
           Target Corp.
 1,000,000  6.35%, 01/15/11                                             1,081,166
           Texaco Capital, Inc.
   250,000  5.70%, 12/01/08                                               251,977
           United Tech Corp.
   500,000  7.00%, 09/15/06                                               519,982
           Verizon Virginia, Inc.
 2,000,000  4.625%, 03/15/13                                            1,914,452
           Wisconsin Electric Power Co.
   500,000  6.625%, 11/15/06                                              519,081

TOTAL CORPORATE BONDS (COST $17,047,509) - 21.9%                       17,054,279
                                                                     ------------

GOVERNMENT-SPONSORED ENTERPRISES - 36.3%
         Government National Mortgage Association
     1,423   7.50%, 02/15/06                                                1,454
     3,865   8.00%, 06/20/06                                                3,934
     5,040   8.50%, 07/15/06                                                5,196
    13,097   8.00%, 08/15/06                                               13,362
     6,559   7.50%, 08/20/06                                                6,650
     6,444   7.50%, 09/15/06                                                6,582
     6,610   7.50%, 04/15/07                                                6,822
    18,727   7.50%, 03/20/09                                               19,495
    35,015   6.00%, 05/15/09                                               36,172
    23,844   7.00%, 05/15/09                                               24,880
    76,632   6.00%, 04/15/11                                               79,579
    51,724   6.50%, 10/15/11                                               54,082
    84,983   6.50%, 02/15/12                                               89,263
    83,245   6.00%, 02/20/13                                               86,205

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
$   63,615   6.00%, 03/20/13                                         $     65,877
    86,354   6.00%, 08/15/13                                               89,692
    75,902   6.00%, 08/20/13                                               78,601
    93,142   6.00%, 12/20/13                                               96,454
    94,895   6.00%, 01/20/14                                               98,269
   110,093   6.00%, 02/15/14                                              114,350
    89,254   6.00%, 02/20/14                                               92,428
    97,932   6.00%, 05/15/14                                              101,718
    71,828   7.00%, 08/20/15                                               75,716
    51,100   6.00%, 03/15/16                                               53,032
 1,294,483   3.1296%, 04/16/16                                          1,261,090
   126,852   6.00%, 04/20/16                                              131,253
   493,229   6.00%, 05/15/16                                              511,880
    92,299   6.50%, 05/15/16                                               96,870
   152,892   6.00%, 07/20/16                                              158,197
   190,103   6.00%, 08/15/16                                              197,292
   239,141   7.00%, 09/20/16                                              252,041
 1,159,198   5.50%, 11/15/16                                            1,193,335
   401,799   6.00%, 11/15/16                                              416,993
   431,829   5.50%, 01/15/17                                              444,444
   619,346   6.50%, 01/15/17                                              649,795
   834,080   5.50%, 03/20/17                                              855,842
   340,154   5.50%, 06/20/17                                              349,029
 1,356,480   5.50%, 08/15/17                                            1,396,108
 1,367,326   5.50%, 10/15/17                                            1,407,271
   319,609   6.00%, 10/15/17                                              331,675
   226,846   5.50%, 10/20/17                                              232,765
   557,417   6.00%, 10/20/17                                              576,722
 1,079,416   5.50%, 11/15/17                                            1,110,950
 1,157,916   5.00%, 02/15/18                                            1,171,265
 1,880,845   5.00%, 04/15/18                                            1,902,529
 1,236,126   5.00%, 04/20/18                                            1,246,257
   544,791   5.00%, 08/20/18                                              549,257
   536,905   5.50%, 10/20/18                                              550,836
   488,636   5.50%, 10/20/19                                              501,183
   238,786   5.50%, 11/20/19                                              244,918
   349,016   7.00%, 11/15/28                                              369,729
 2,250,000   4.261%, 07/16/29                                           2,179,820
 1,500,000   4.8597%, 02/16/30                                          1,499,622
 2,000,000   4.8906%, 04/16/31                                          1,987,988
   103,305   6.50%, 05/20/31                                              107,735
    59,938   6.50%, 10/20/31                                               62,509
 2,500,000   4.807%, 08/16/32                                           2,470,250
   643,830   5.00%, 05/15/33                                              636,448
                                                                     ------------
TOTAL GOVERNMENT-SPONSORED ENTERPRISES (COST $28,517,522) - 36.3%      28,353,711
                                                                     ------------
U.S. GOVERNMENT AGENCIES - 28.2%
           Federal Farm Credit Bank
   200,000   6.70%, 10/11/06                                              208,276
           Federal Home Loan Bank
 1,701,000 2.40%, 04/01/05                                              1,701,000
 1,000,000 2.50%, 12/15/05                                                993,026
 1,000,000 3.75%, 01/28/08                                                988,870
 1,000,000 3.75%, 08/15/08                                                982,709
   725,000 6.20%, 06/06/12                                                728,650

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
           Federal Home Loan Mortgage Corp.
$  625,000 2.70%, 03/16/07                                           $    610,459
 1,750,000 4.375%, 07/30/09                                             1,723,039
 1,887,688 5.00%, 09/01/19                                              1,890,323
           Federal National Mortgage Association
   500,000 6.96%, 04/02/07                                                528,155
   100,000 3.25%, 11/15/07                                                 97,897
 1,000,000 3.50%, 01/28/08                                                981,828
   750,000 5.50%, 03/15/11                                                784,381
   500,000 5.375%, 11/15/11                                               519,707
 2,250,000 4.75%, 02/21/13                                              2,210,470
           Private Export Funding
 1,000,000 5.53%, 04/30/06                                              1,018,526
           Small Business Administration
   280,374 6.54%, 12/01/05                                                285,564
   228,376 6.60%, 07/01/09                                                234,198
     9,359 8.80%, 01/01/10                                                  9,896
    16,739 9.45%, 02/01/10                                                 17,845
   210,834 8.017%, 02/10/10                                               226,575
    69,165 7.46%, 03/01/10                                                 72,072
    19,015 8.625%, 02/01/11                                                20,175
   297,054 6.64%, 02/10/11                                                312,007
   276,635 5.97%, 03/01/11                                                283,816
   863,826 6.09%, 07/01/11                                                888,670
    14,031 8.85%, 08/01/11                                                 14,950
   541,837 5.55%, 09/01/11                                                552,792
   435,155 5.886%, 09/01/11                                               448,808
    20,330 8.60%, 09/01/11                                                 21,634
    43,428 8.25%, 11/01/11                                                 45,831
   107,147 7.60%, 01/01/12                                                112,508
   138,454 7.40%, 08/01/12                                                145,303
   110,224 7.05%, 09/01/12                                                115,202
    86,338 7.55%, 11/01/12                                                 90,608
   163,306 8.15%, 02/01/15                                                173,917
 1,113,546 6.44%, 06/01/21                                              1,180,139
   737,490 6.34%, 08/01/21                                                780,213
                                                                     ------------

TOTAL U.S. GOVERNMENT AGENCIES (COST $22,015,086) - 28.2%              22,000,039
                                                                     ------------
U.S. GOVERNMENT SECURITIES - 12.9%
           U.S. Treasury Note
    50,000 6.50%, 08/15/05                                                 50,664
 1,000,000 3.25%, 01/15/09                                                972,032
 3,500,000 5.00%, 08/15/11                                              3,637,267
 4,000,000 4.00%, 02/15/14                                              3,861,408
           U.S. Treasury Strip
2,000,000  08/15/11                                                     1,521,278
                                                                     ------------

TOTAL U.S. GOVERNMENT SECURITIES (COST $10,226,735) - 12.9%            10,042,649
                                                                     ------------

TOTAL INVESTMENTS (COST $77,806,852) - 99.3%                           77,450,678

Liabilities less other assets - 0.7%                                      584,745
                                                                     ------------

TOTAL NET ASSETS - 100.0%
(equivalent to $11.03 per share; 20,000,000 shares of $1.00
par value capital shares authorized; 7,077,772 shares outstanding)   $ 78,035,423
                                                                     ============

See accompanying Notes to Schedules of investments

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NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS -- Each security listed on an exchange is valued at its last sales price on that exchange on the last business day of the period. Where the security is listed on more than one exchange, the Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates fair value. Investment transactions are recorded on the trade date. Interest income is recorded daily. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

                                                         Continued on next page.

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NOTES TO SCHEDULES OF INVESTMENTS (Continued)

MARCH 31, 2005 (UNAUDITED)

AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

At March 31, 2005, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

                                              BOND
(in thousands)                                FUND
--------------------------------------     -----------
Unrealized appreciation ..............     $   648,150
Unrealized depreciation ..............      (1,087,205)
                                           -----------
Net unrealized appreciation
 (depreciation).......................        (439,055)
                                           ===========
Cost of securities on a
 tax basis ...........................      77,889,733
                                           ===========

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ITEM 2. CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Bond Fund, Inc.

/s/ James L. Moffett
-------------------------------
James L. Moffett
Principal Executive Officer
May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
-------------------------------
James L. Moffett
Principal Executive Officer
May 17, 2005

/s/ Barbara J. Demmer
-------------------------------
Barbara J. Demmer
Principal Financial Officer
May 17, 2005